Annual Total Returns - FidelityMSCISectorIndexETFs-ComboPRO - FidelityMSCISectorIndexETFs-ComboPRO - Fidelity MSCI Utilities Index ETF - Fidelity MSCI Utilities Index ETF	Nov. 29, 2024
Bar Chart Table:
Annual Return 2014	26.83%
Annual Return 2015	(4.80%)
Annual Return 2016	17.42%
Annual Return 2017	12.33%
Annual Return 2018	4.40%
Annual Return 2019	24.92%
Annual Return 2020	(0.54%)
Annual Return 2021	17.38%
Annual Return 2022	1.23%
Annual Return 2023	(7.45%)